Land use right net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Land use right, gross	¥ 7,361	¥ 7,361
Less: accumulated amortization	(2,364)	(2,214)
Land use right, net	¥ 4,997	¥ 5,147